November 3, 1998

VIA EDGAR

Office of Filings, Information and Consumer Services
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Dear Sir or Madam:

     Re: J.P. Morgan Institutional Funds (the "Registrant") (file Nos. 33-54642 and 811-7342); Prospectus and Statement of Additional Information dated November 2, 1998

     Pursuant to Rule 497(j) under the Securities Act 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statements of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 57 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on October 28, 1998 (Accession No. 0001041455-98-000083).

Please direct any comments or questions concerning this certification to the undersigned at (212) 573-6610.

Very truly yours,




By: /s/Michael Petrucelli
Michael Petrucelli
Vice President and Assistant Secretary